Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement

5. Fair Value Measurement
The following table summarizes the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$556.4	$—	$—	$556.4

Total cash equivalents	556.4	—	—	556.4

Fixed maturities available-for-sale:
U.S. government and agencies	9.3	—	—	9.3
States, and other territories	—	5.7	—	5.7
Corporate securities	—	17.1	—	17.1
Foreign securities	—	0.9	—	0.9
Residential mortgage-backed securities	—	10.6	—	10.6
Commercial mortgage-backed securities	—	4.7	—	4.7
Asset backed securities	—	6.6	—	6.6

Total fixed maturities available-for-sale	9.3	45.6	—	54.9

Short term investments
U.S. government and agencies	—	9.1	—	9.1

Total financial assets	$565.7	$54.7	$—	$620.4

Financial liabilities:
Contingent consideration liability	$—	$—	$11.6	$11.6
Public warrants	2.2	—	—	2.2
Private placement warrants	—	2.1	—	2.1

Total financial liabilities	$2.2	$2.1	$11.6	$15.9

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$372.1	$—	$—	$372.1
Treasury bills	23.5	—	—	23.5

Total cash equivalents	395.6	—	—	395.6

Fixed maturities available-for-sale:
U.S. government and agencies	10.1	—	—	10.1
States, and other territories	—	5.1	—	5.1
Corporate securities	—	17.4	—	17.4
Foreign securities	—	0.8	—	0.8
Residential mortgage-backed securities	—	12.9	—	12.9
Commercial mortgage-backed securities	—	5.5	—	5.5
Asset backed securities	—	4.2	—	4.2

Total fixed maturities available-for-sale	10.1	45.9	—	56.0

Total financial assets	$405.7	$45.9	$—	$451.6

Financial liabilities:
Derivative liability on convertible promissory notes	$—	$—	$113.3	$113.3
Contingent consideration liability	—	—	12.0	12.0
Preferred stock warrant liabilities	—	—	22.9	22.9

Total financial liabilities	$—	$—	$148.2	$148.2

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. Other than the Private Warrant Liability noted below there were no transfers between levels in the fair value hierarchy during the years ended December 31, 2021 and December 31, 2020.
Preferred Stock Warrant Liabilities
The table below presents changes in the preferred stock warrant liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$22.9	$6.7
Changes in fair value	121.6	16.2
Settlement of preferred stock warrants	(144.5)	—

Balance as of December 31,	$—	$22.9

Contingent Consideration
The contingent consideration, relating to the Company’s 2019 acquisition of North American Advantage Insurance Services, LLC is re-valued to fair value at the end of each reporting period using the present value of future payments based on an estimate of revenue and customer renewals of the acquiree. North American Advantage Insurance Services, LLC’s ultimate parent company was Lennar Corporation, a related party of the Company. There is no limit to the maximum potential contingent consideration as the consideration is based on acquired customer retention. The table below presents the changes in the contingent consideration liability valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$12.0	$13.8
Payments of contingent consideration	(3.9)	(5.2)
Changes in fair value	3.5	3.4

Balance as of December 31,	$11.6	$12.0

Derivative liability on notes
The embedded derivative liabilities on the issued and outstanding convertible promissory notes are re-valued to the current fair value at the end of each reporting period using the income-based approach with or without a 10% discount. As of August 2, 2021, the expected time to conversion used in the final mark to market valuation was 0.0-2.6 years. The table below presents the changes in derivative liability on convertible promissory notes valued using Level 3 inputs (in millions):

	2021	2020
Balance as of January 1,	$113.3	$—
Initial measurement of new derivative	2.8	107.2
Changes in fair value	61.4	6.1
Settlement of derivative liability	(177.5)	—

Balance as of December 31,	$—	$113.3

Warrant liability
The public and private warrants (as noted in Note 14) were acquired as part of the Business Combination and are measured at fair value on a recurring basis at the end of each reporting period within accrued expenses and other liabilities in the consolidated balance sheet.
The Public Warrant Liability is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market. The Company reclassified the Private Placement Warrants from Level 3 to Level 2 as of December 31, 2021, as the Company considers the fair value of each Private Placement Warrant to be equivalent to that of each Public Warrant, with an immaterial adjustment for short-term marketability restrictions.
The following table presents the changes in the fair value of the warrant liability (Public Warrants and Private Placement Warrants) (in millions):

2021
Balance as of January 1,	$—
Initial measurement of warrants	14.6
Changes in fair value	(10.3)

Balance as of December 31,	$4.3